UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders

Kansas Municipal Fund Class A / KSMUX	This shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 2.09%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	2.09	-0.15	1.29
Class A with sales charge	-0.46	-0.66	1.03
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$59
Number of Holdings	88
Total Advisory Fee	$182K
Annual Portfolio Turnover	29%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	51.7	A	15.56
Health Care	11.4	AA	59.09
Utilities	9.1	AAA	14.57
Pre-Refunded	8.9	BBB	6.24
Other Revenue	7.3	NR	4.54
Education	6.6
Housing	2.1
Cash Equivalents and Other	1.6
Transportation	1.3

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Kansas Municipal Fund Class I / KSITX	This shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.45%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.45	0.12	0.98
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$59
Number of Holdings	88
Total Advisory Fee Paid	$182K
Annual Portfolio Turnover	29%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	51.7	A	15.56
Health Care	11.4	AA	59.09
Utilities	9.1	AAA	14.57
Pre-Refunded	8.9	BBB	6.24
Other Revenue	7.3	NR	4.54
Education	6.6
Housing	2.1
Cash Equivalents and Other	1.6
Transportation	1.3

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class A / MEMUX	This shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 3.05%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	3.05	-0.55	0.77
Class A with sales charge	0.51	-1.06	0.52
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$9
Number of Holdings	24
Total Advisory Fee	$0
Annual Portfolio Turnover	69%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	27.7	A	9.09
Housing	23.7	AA	90.91
Other Revenue	21.5
Health Care	15.6
Transportation	7.1
Cash Equivalents and Other	4.4

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class I / MEIMX	This shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 3.30%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	3.30	-0.31	0.45
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$9
Number of Holdings	24
Total Advisory Fee	$0
Annual Portfolio Turnover	69%

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	27.7	A	9.09
Housing	23.7	AA	90.91
Other Revenue	21.5
Health Care	15.6
Transportation	7.1
Cash Equivalents and Other	4.4

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class A / NEMUX	This shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 1.87%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	1.87	-0.44	1.19
Class A with sales charge	-0.64	-0.94	0.93
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$33
Number of Holdings	51
Total Advisory Fee	$83K
Annual Portfolio Turnover	79%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	58.0	A	11.49
Education	15.7	AA	58.06
Utilities	11.3	AAA	8.25
Pre-Refunded	7.0	BBB	3.13
Health Care	3.1	NR	19.07
Other Revenue	3.0
Housing	1.2
Cash Equivalents and Other	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class I / NEITX	This shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.02%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.02	-0.19	0.74
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$33
Number of Holdings	51
Total Advisory Fee	$83K
Annual Portfolio Turnover	79%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	58.0	A	11.49
Education	15.7	AA	58.06
Utilities	11.3	AAA	8.25
Pre-Refunded	7.0	BBB	3.13
Health Care	3.1	NR	19.07
Other Revenue	3.0
Housing	1.2
Cash Equivalents and Other	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class A / OKMUX	This shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 2.33%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	2.33	-0.28	1.28
Class A with sales charge	-0.20	-0.77	1.02
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$45
Number of Holdings	66
Total Advisory Fee	$146K
Annual Portfolio Turnover	69%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Other Revenue	69.4	A	32.32
Education	6.4	AA	36.91
Transportation	4.8	AAA	6.67
Cash Equivalents and Other	4.6	BBB	15.85
Housing	4.5	NR	8.25
General Obligation	3.9
Health Care	3.4
Utilities	3.0

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class I / OKMIX	This shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.59%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.59	-0.03	0.90
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$45
Number of Holdings	66
Total Advisory Fee	$146K
Annual Portfolio Turnover	69%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Other Revenue	69.4	A	32.32
Education	6.4	AA	36.91
Transportation	4.8	AAA	6.67
Cash Equivalents and Other	4.6	BBB	15.85
Housing	4.5	NR	8.25
General Obligation	3.9
Health Care	3.4
Utilities	3.0

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class A / VMTTX	This shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 1.98%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	1.98	-0.02	1.37
Class A with sales charge	-0.61	-0.52	1.11
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$61
Number of Holdings	106
Total Advisory Fee	$202K
Annual Portfolio Turnover	32%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	49.9	A	26.72
Housing	13.7	AA	58.89
Other Revenue	12.6	AAA	1.95
Health Care	12.5	BBB	0.86
Utilities	4.5	NR	11.58
Cash Equivalents and Other	2.3
Pre-Refunded	1.9
Transportation	1.9
Education	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class I / VMTIX	This shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.23%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.23	0.23	0.89
Bloomberg U.S. Muni Bond Index	3.74	1.19	1.79
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$61
Number of Holdings	106
Total Advisory Fee	$202K
Annual Portfolio Turnover	32%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	49.9	A	26.72
Housing	13.7	AA	58.89
Other Revenue	12.6	AAA	1.95
Health Care	12.5	BBB	0.86
Utilities	4.5	NR	11.58
Cash Equivalents and Other	2.3
Pre-Refunded	1.9
Transportation	1.9
Education	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class A / VNDFX	This shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 1.35%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	10 Years
Class A without sales charge	1.35	-0.64	1.00
Class A with sales charge	-1.14	-1.13	0.74
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$21
Number of Holdings	45
Total Advisory Fee	$40K
Annual Portfolio Turnover	56%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	42.4	A	22.29
Health Care	17.1	AA	51.74
Education	12.9	BBB	7.64
Housing	12.4	NR	18.33
Other Revenue	9.4
Utilities	5.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class I / VNDIX	This shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2023 through July 31, 2024
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2024	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 1.61%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	1.61	-0.41	0.40
Bloomberg U.S. Muni Bond Index	3.74	1.19	1.79
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$21
Number of Holdings	45
Total Advisory Fee	$40K
Annual Portfolio Turnover	56%

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	42.4	A	22.29
Health Care	17.1	AA	51.74
Education	12.9	BBB	7.64
Housing	12.4	NR	18.33
Other Revenue	9.4
Utilities	5.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

• Prospectus      • Financial information      • Portfolio Holdings       • Proxy voting information

Website address: www.integrityvikingfunds.com/documents

Item 2. Code of Ethics

As of the end of the period covered by this report, Viking Mutual Funds (herein referred to as the “Registrant”) has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the Registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Registrant’s website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 19(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen & Company, Ltd. (“Cohen”), the principal accountant for the audit of the Registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $51,137 for the year ended July 31, 2024 and $48,297 for the year ended July 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2024 and $0 for the year ended July 31, 2023.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,275 for the year ended July 31, 2024 and $15,275 for the year ended July 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the Registrant by the principal accountant.

(2) Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable. All services performed on the engagement to audit the Registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)	Principal Accountant’s Independence: The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable.

(j)	Not applicable.

Viking Mutual Funds | July 31, 2024 Page 2

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the Registrant’s Audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c)(a)(58)(A)). The Audit Committee consists of the following Board members: Jerry M. Stai, R. James Maxson, and Wade A. Dokken.

Item 6. Investments

Kansas Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.4%)

Education (6.6%)
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	$398,485
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	471,875
Kansas Development Finance Authority 4.000% 07/01/2033 Callable @ 100.000 07/01/2031	1,000,000	1,011,120
Kansas Development Finance Authority 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	2,000,000	2,011,240
		3,892,720
General Obligation (51.7%)
Atchison County Unified School District No 409 5.000% 09/01/2042 Callable @ 100.000 09/01/2031	610,000	658,763
City of Bel Aire KS 4.000% 11/01/2036 Callable @ 100.000 11/01/2031	285,000	297,055
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	866,603
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	281,207
Butler County Unified School District No 205 Bluestem 5.250% 09/01/2042 Callable @ 100.000 09/01/2032	1,520,000	1,687,063
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	200,000	222,544
Cowley County Unified School District No 465 Winfield 5.000% 09/01/2048 Callable @ 100.000 09/01/2033	500,000	545,535
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	253,385
Douglas County Unified School District No 348 Baldwin City 5.000% 09/01/2044 Callable @ 100.000 09/01/2031	400,000	424,088
Douglas County Unified School District No 491 Eudora 5.000% 09/01/2042 Callable @ 100.000 09/01/2032	1,000,000	1,081,660
City of Edgerton KS 4.000% 08/01/2037 Callable @ 100.000 08/01/2031	300,000	313,599
City of Emporia KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	500,000	522,195
City of Garden City KS 5.000% 11/01/2029	500,000	550,835
Gove County Unified School District No 293 Quinter 4.000% 09/01/2041 Callable @ 100.000 09/01/2030	655,000	661,858
Gove County Unified School District No 293 Quinter 4.000% 09/01/2043 Callable @ 100.000 09/01/2030	250,000	250,605
Harvey County Unified School District 440 Halstead Bentley 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,061,650
Harvey County Unified School District No 460 Hesston 5.000% 09/01/2031	410,000	457,810
City of Haysville KS 4.250% 10/01/2025 Callable @ 100.000 10/01/2024	500,000	500,265
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2038 Callable @ 100.000 09/01/2030	265,000	291,402
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	1,000,000	1,080,010
Jefferson County Unified School District No 343 Perry 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	1,000,000	1,087,890
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,122,920
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	658,210
Leavenworth County Unified School District No 458 5.000% 09/01/2049 Callable @ 100.000 09/01/2031	1,000,000	1,059,750
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	855,000	758,317
City of Manhattan KS 4.000% 11/01/2044 Callable @ 100.000 11/01/2034	880,000	873,602
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	9,935
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	859,258
City of Overland Park KS 5.000% 09/01/2032	1,000,000	1,158,720
City of Prairie Village KS 4.000% 09/01/2040 Callable @ 100.000 09/01/2027	795,000	797,091
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,263,465
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2038 Callable @ 100.000 09/01/2033	500,000	562,565
Pratt County Unified School District No 382 Pratt 5.000% 09/01/2042 Callable @ 100.000 09/01/2033	1,035,000	1,136,627
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,010,770
Salina Airport Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2032	500,000	505,550
Salina Airport Authority 4.000% 09/01/2043 Callable @ 100.000 09/01/2032	265,000	265,641
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	518,105
#Sedgwick County Unified School District No 262 Valley Center 4.500% 09/01/2044 Callable @ 100.000 09/01/2031	650,000	658,073
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2043 Callable @ 100.000 09/01/2030	650,000	705,296
Shawnee County Unified School District No 372 Silver Lake 5.500% 09/01/2048 Callable @ 100.000 09/01/2030	780,000	839,795
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	357,712
City of Wichita KS 4.750% 09/01/2027	180,000	178,826
*Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,040,370
		30,436,620
Health Care (11.4%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,020,571
Ashland Public Building Commission 5.000% 09/01/2035	500,000	500,085
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	550,627
City of Colby KS 5.500% 07/01/2026 Callable @ 100.000 01/01/2026	750,000	751,883
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,542,540
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	486,745
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	504,630
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	953,180
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	409,480
		6,719,741
Housing (2.1%)
County of Shawnee KS 4.700% 07/01/2044 Callable @ 100.000 07/01/2033	700,000	704,354
County of Shawnee KS 5.000% 07/01/2049 Callable @ 100.000 07/01/2033	500,000	510,495
		1,214,849
Other Revenue (7.3%)
Bourbon County Unified School District No 234 Fort Scott 4.000% 09/01/2035 Callable @ 100.000 09/01/2033	355,000	364,152
*Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	757,733
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	379,935
City of Manhattan KS 5.000% 12/01/2026	150,000	150,250
City of Manhattan KS 4.500% 12/01/2025	225,000	225,785
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,001,010
County of Shawnee KS 5.000% 09/01/2033 Callable @ 100.000 09/01/2032	230,000	257,839
County of Shawnee KS 5.500% 09/01/2034 Callable @ 100.000 09/01/2032	210,000	245,389
Washington County Public Building Commission 4.000% 09/01/2028	100,000	99,671
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	815,000	803,158
		4,284,922
Pre-Refunded (8.9%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	250,415
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	250,453
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	250,405
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	250,405
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	500,810
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,048,330
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	405,785
Seward County Unified School District No 480 Liberal 5.000% 09/01/2029 Callable @ 100.000 09/01/2025	250,000	255,153
		5,211,756
Transportation (1.3%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	506,915
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	253,270
		760,185
Utilities (9.1%)
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	257,770
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	515,790
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	770,039
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,029,980
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	310,248
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	505,750
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	502,840
City of Olathe KS Stormwater Revenue 4.000% 10/01/2044 Callable @ 100.000 10/01/2032	445,000	446,878
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	507,920
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	523,465
		5,370,680

TOTAL MUNICIPAL BONDS (COST: $58,501,555)		$57,891,473
OTHER ASSETS LESS LIABILITIES (1.6%)		$940,889
NET ASSETS (100.0%)		$58,832,362

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#	When-issued purchase as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 3

Maine Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.6%)

General Obligation (27.7%)
City of Bath ME 4.000% 05/01/2044 Callable @ 100.000 05/01/2034	400,000	$396,868
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	390,365
Town of Gorham ME 4.000% 09/01/2040 Callable @ 100.000 09/01/2033	365,000	371,716
City of Lewiston ME 4.000% 03/15/2037 Callable @ 100.000 03/15/2031	310,000	320,493
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	386,674
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	100,306
Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	400,000	402,332
		2,368,754
Health Care (15.6%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,007
*Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	250,000	246,325
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,081,370
		1,332,702
Housing (23.7%)
Maine State Housing Authority 4.950% 11/15/2048 Callable @ 100.000 05/15/2033	1,000,000	1,019,500
Maine State Housing Authority 4.450% 11/15/2044 Callable @ 100.000 05/15/2033	500,000	500,105
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	132,809
*Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	168,798
*Maine State Housing Authority 4.950% 11/15/2047 Callable @ 100.000 11/15/2031	200,000	207,062
		2,028,274
Other Revenue (21.5%)
City of Augusta ME 5.000% 10/01/2043 Callable @ 100.000 10/01/2033	955,000	1,036,146
Maine Governmental Facilities Authority 5.000% 10/01/2025	155,000	158,202
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	292,171
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	125,128
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	125,125
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	100,284
		1,837,056
Transportation (7.1%)
*Maine Turnpike Authority 4.000% 07/01/2032	250,000	250,113
Maine Turnpike Authority 5.000% 07/01/2025	105,000	106,834
*City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	246,097
		603,044

TOTAL MUNICIPAL BONDS (COST: $8,334,007)		$8,169,830
OTHER ASSETS LESS LIABILITIES (4.4%)		$373,905
NET ASSETS (100.0%)		$8,543,735

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 4

Nebraska Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.3%)

Education (15.7%)
Nebraska State Colleges 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	1,250,000	$1,372,988
Nebraska State Colleges 5.000% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,086,190
Southeast Community College Area 5.000% 12/15/2043 Callable @ 100.000 12/15/2031	1,165,000	1,232,686
Southeast Community College Area 5.000% 12/15/2048 Callable @ 100.000 12/15/2031	1,000,000	1,048,360
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	366,910
		5,107,134
General Obligation (58.0%)
City of Aurora NE 5.000% 12/15/2028 Callable @ 100.000 05/15/2026	800,000	813,208
County of Butler NE 5.000% 12/01/2043 Callable @ 100.000 12/01/2028	600,000	618,162
Cuming County School District No 20 4.000% 12/15/2044 Callable @ 100.000 05/29/2029	1,500,000	1,485,750
Broken Bow Public Schools 4.000% 12/15/2044 Callable @ 100.000 03/18/2029	500,000	483,140
City of David City NE 4.050% 12/15/2027 Callable @ 100.000 07/12/2025	500,000	500,500
City of David City NE 4.350% 06/15/2026 Callable @ 100.000 09/15/2024	500,000	500,360
Fremont School District 5.000% 12/15/2043 Callable @ 100.000 12/15/2033	675,000	738,963
Fremont School District 5.250% 12/15/2044 Callable @ 100.000 12/15/2033	210,000	235,595
Fremont School District 5.250% 12/15/2045 Callable @ 100.000 12/15/2033	300,000	335,241
Fremont School District 5.250% 12/15/2046 Callable @ 100.000 12/15/2033	395,000	439,706
Fremont School District 5.000% 12/15/2048 Callable @ 100.000 12/15/2033	740,000	801,620
Elkhorn School District 4.000% 12/15/2045 Callable @ 100.000 12/15/2034	1,500,000	1,478,460
Douglas County School District No 59/NE 3.500% 06/15/2043	500,000	438,515
Westside Community Schools 5.000% 12/01/2041 Callable @ 100.000 12/01/2031	500,000	548,790
Westside Community Schools 4.375% 12/01/2043 Callable @ 100.000 12/01/2031	350,000	362,604
City of Henderson NE 4.600% 12/15/2034 Callable @ 100.000 12/15/2026	210,000	209,840
City of Henderson NE 4.850% 12/15/2036 Callable @ 100.000 12/15/2026	460,000	460,828
City of Henderson NE 5.100% 12/15/2038 Callable @ 100.000 12/15/2026	500,000	502,075
City of Kearney NE - 144A 4.000% 05/15/2042 Callable @ 100.000 05/16/2027	720,000	701,388
City of La Vista NE 5.000% 09/15/2043 Callable @ 100.000 03/15/2028	500,000	522,580
City of McCook NE 5.000% 09/15/2038 Callable @ 100.000 03/15/2028	550,000	582,015
City of Nebraska City NE 4.150% 07/15/2033 Callable @ 100.000 07/15/2028	100,000	98,692
City of Nebraska City NE 5.000% 07/15/2038 Callable @ 100.000 07/15/2028	540,000	556,627
City of Nebraska City NE 3.750% 01/15/2030 Callable @ 100.000 02/22/2029	150,000	147,478
City of Nebraska City NE 3.800% 01/15/2033 Callable @ 100.000 02/22/2029	200,000	194,804
City of Nebraska City NE 4.000% 01/15/2036 Callable @ 100.000 02/22/2029	265,000	259,202
City of Nebraska City NE 4.350% 01/15/2039 Callable @ 100.000 02/22/2029	205,000	203,116
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	504,175
Otoe County School District No 501/NE 4.500% 12/15/2043 Callable @ 100.000 11/01/2028	1,000,000	1,030,810
Otoe County School District No 501/NE 4.750% 12/15/2047 Callable @ 100.000 11/01/2028	1,000,000	1,029,460
Otoe County School District No 501/NE 4.125% 12/15/2047 Callable @ 100.000 06/26/2029	500,000	494,615
City of Wahoo NE 4.750% 12/15/2033 Callable @ 100.000 08/15/2026	320,000	323,885
City of Wayne NE 4.250% 12/15/2026 Callable @ 100.000 12/15/2024	750,000	750,930
#York County School District No 96 4.000% 12/15/2044 Callable @ 100.000 08/07/2029	625,000	626,512
		18,979,646
Health Care (3.1%)
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	340,551
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	457,722
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	218,900
		1,017,173
Housing (1.2%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	385,781
		385,781

Other Revenue (3.0%)
City of Columbus NE Sales Tax Revenue 4.000% 06/15/2039 Callable @ 100.000 06/14/2029	1,000,000	993,310
		993,310
Pre-Refunded (7.0%)
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	256,440
*University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,528,125
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	508,030
		2,292,595
Utilities (11.3%)
Custer Public Power District 4.125% 06/01/2039 Callable @ 100.000 06/01/2029	1,000,000	991,160
City of David City NE Electric Utility Revenue 4.400% 12/15/2029 Callable @ 100.000 09/15/2026	135,000	135,670
City of David City NE Electric Utility Revenue 4.550% 12/15/2034 Callable @ 100.000 09/15/2026	530,000	535,257
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,000,000	2,038,240
		3,700,327

TOTAL MUNICIPAL BONDS (COST: $32,113,280)		$32,475,966
OTHER ASSETS LESS LIABILITIES (0.7%)		$239,194
NET ASSETS (100.0%)		$32,715,160

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#	When-issued purchase as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 5

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.4%)

Education (6.4%)
Oklahoma Development Finance Authority 5.000% 06/01/2039	19,000	$19,140
Oklahoma State University 4.000% 09/01/2043 Callable @ 100.000 09/01/2034	500,000	502,285
Oklahoma State University 5.000% 09/01/2044 Callable @ 100.000 09/01/2034	590,000	653,295
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	504,635
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	500,000	495,180
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	504,145
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	200,000	224,196
		2,902,876
General Obligation (3.9%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	613,791
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	617,235
City of Catoosa OK 4.000% 06/01/2040 Callable @ 100.000 06/01/2032	500,000	504,775
		1,735,801
Health Care (3.4%)
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	252,955
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	252,685
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	250,190
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	763,389
		1,519,219
Housing (4.5%)
Oklahoma Housing Finance Agency 4.450% 09/01/2044 Callable @ 100.000 09/01/2032	2,000,000	2,008,320
		2,008,320
Other Revenue (69.4%)
Alfalfa County Educational Facilities Authority 5.000% 09/01/2029	500,000	534,470
Bryan County School Finance Authority 5.000% 12/01/2032	260,000	273,112
Bryan County School Finance Authority 5.000% 12/01/2033	800,000	839,072
Bryan County School Finance Authority 4.125% 12/01/2037 Callable @ 100.000 12/01/2033	1,000,000	988,650
Caddo County Educational Facilities Authority 5.000% 09/01/2032	560,000	596,898
Caddo County Educational Facilities Authority 5.000% 09/01/2033	645,000	688,415
Caddo County Educational Facilities Authority 5.000% 09/01/2034	735,000	785,186
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,045,451
Canadian County Educational Facilities Authority 5.000% 09/01/2024	375,000	375,469
*Canadian County Educational Facilities Authority 5.250% 09/01/2034 Callable @ 100.000 09/01/2033	1,750,000	1,999,025
Creek County Educational Facilities Authority 4.125% 09/01/2048 Callable @ 100.000 09/01/2034	500,000	494,765
Hobart Educational Facilities Authority 4.500% 09/01/2025	590,000	594,000
Hobart Educational Facilities Authority 5.000% 09/01/2026	635,000	647,097
Hobart Educational Facilities Authority 4.500% 09/01/2027	340,000	344,179
Hobart Educational Facilities Authority 4.500% 09/01/2028	365,000	370,041
Jackson County Educational Facilities Authority 4.250% 09/01/2031	400,000	385,956
Kay County Public Buildings Authority 5.000% 09/01/2029	520,000	547,919
Kiowa County Public Facilities Authority 4.500% 12/01/2033	1,130,000	1,190,398
Kiowa County Public Facilities Authority 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	1,000,000	1,076,640
Kiowa County Public Facilities Authority 5.125% 12/01/2043 Callable @ 100.000 12/01/2033	1,000,000	1,057,290
Leflore County Public Facility Authority 4.250% 09/01/2033	525,000	515,119
Leflore County Public Facility Authority 4.500% 09/01/2036 Callable @ 100.000 09/01/2034	690,000	684,625
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	408,004
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	635,487
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	232,946
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	847,400
Oklahoma County Finance Authority 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	600,000	603,408
Oklahoma County Finance Authority 5.000% 10/01/2044 Callable @ 100.000 10/01/2034	1,000,000	1,095,200
Oklahoma County Finance Authority 5.000% 10/01/2045 Callable @ 100.000 10/01/2034	640,000	697,741
Oklahoma Development Finance Authority 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	255,000	283,856
Oklahoma Development Finance Authority 5.000% 12/01/2037 Callable @ 100.000 12/01/2033	270,000	299,422
Oklahoma Development Finance Authority 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	280,000	308,952
Oklahoma Development Finance Authority 5.000% 12/01/2043 Callable @ 100.000 12/01/2033	1,630,000	1,748,371
Oklahoma Development Finance Authority 4.000% 06/01/2044 Callable @ 100.000 06/01/2034	1,000,000	995,640
Oklahoma Development Finance Authority 4.125% 06/01/2049 Callable @ 100.000 06/01/2034	1,000,000	982,130
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	627,530
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	957,800
Rogers County Educational Facilities Authority 4.125% 09/01/2036 Callable @ 100.000 09/01/2029	1,000,000	996,110
Rogers County Educational Facilities Authority 4.250% 09/01/2038 Callable @ 100.000 09/01/2029	1,000,000	998,190
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	250,230
Stephens County Educational Facilities Authority 5.000% 09/01/2027	400,000	417,968
*Washington County Educational Facilities Authority 5.000% 09/01/2025	400,000	405,320
Washington County Educational Facilities Authority 5.000% 09/01/2027	455,000	471,389
Washington County Educational Facilities Authority 5.000% 09/01/2029	435,000	460,417
Washington County Educational Facilities Authority 5.000% 09/01/2031	445,000	474,673
		31,231,961
Transportation (4.8%)
Oklahoma Turnpike Authority 5.250% 01/01/2048 Callable @ 100.000 01/01/2032	500,000	550,245
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	100,617
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,356,761
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	145,180
		2,152,803
Utilities (3.0%)
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	500,625
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	850,000	854,607
		1,355,232

TOTAL MUNICIPAL BONDS (COST: $42,405,601)		$42,906,212
OTHER ASSETS LESS LIABILITIES (4.6%)		$2,069,145
NET ASSETS (100.0%)		$44,975,357

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 6

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.7%)

Education (0.7%)
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	$404,080
		404,080
General Obligation (49.9%)
City of Belgrade MT 5.000% 07/01/2031	280,000	314,395
City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	284,490
City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	405,027
City of Bozeman MT 4.000% 07/01/2028	540,000	540,923
City of Bozeman MT 4.000% 07/01/2041 Callable @ 100.000 07/01/2033	715,000	734,326
City of Bozeman MT 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	775,000	786,943
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	244,793
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	877,608
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	488,493
County of Gallatin MT 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	435,000	500,615
County of Gallatin MT 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	915,000	1,044,701
County of Gallatin MT 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	640,000	726,950
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	580,091
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	834,040
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	285,000	285,465
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	569,670
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	235,000	263,816
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	160,000	179,357
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	465,000	511,212
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	300,000	327,372
Judith Basin County K 12 School District No 12 Stanford 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	450,000	496,494
Lake County School District No 23 Polson 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	525,000	583,889
Lake County School District No 23 Polson 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	335,000	369,589
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	355,000	388,867
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	325,000	354,890
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	510,000	553,319
Lake County School District No 23 Polson 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	595,000	672,511
Lake County School District No 23 Polson 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	625,000	701,925
Lake County School District No 23 Polson 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	320,000	357,235
Lake County School District No 23 Polson 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	350,000	388,784
Lake County School District No 23 Polson 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	360,000	398,696
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	320,000	352,058
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	400,000	437,424
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	635,000	691,934
Lake County School District No 23 Polson 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	465,000	525,576
Lake County School District No 23 Polson 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	490,000	550,309
Lake County School District No 23 Polson 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	250,000	279,090
Lake County School District No 23 Polson 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	250,000	277,703
Lake County School District No 23 Polson 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	420,000	465,146
Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2039 Callable @ 100.000 01/01/2033	515,000	574,719
*Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,328,748
City of Miles City MT 5.000% 07/01/2042 Callable @ 100.000 07/01/2034	395,000	432,987
City of Miles City MT 5.000% 07/01/2044 Callable @ 100.000 07/01/2034	300,000	325,989
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	530,815
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	528,720
County of Ravalli MT 4.250% 07/01/2030	755,000	755,438
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	253,280
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	252,960
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,981,305
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	323,763
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	282,612
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	450,495
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	350,000	394,349
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	330,000	370,755
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	1,395,000	1,548,952
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	600,000	661,428
		30,343,041
Health Care (12.5%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,033,050
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,017,910
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	400,000	410,548
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	204,302
*Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,521,915
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,020,704
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	927,243
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	728,350
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	710,071
		7,574,093
Housing (13.7%)
Montana Board of Housing 3.150% 12/01/2024	60,000	59,939
Montana Board of Housing 3.350% 06/01/2025	85,000	85,023
Montana Board of Housing 4.050% 12/01/2024	150,000	150,062
Montana Board of Housing 4.650% 12/01/2028	100,000	100,001
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	193,651
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	538,664
Montana Board of Housing 4.450% 12/01/2038 Callable @ 100.000 12/01/2032	1,400,000	1,445,822
Montana Board of Housing 4.800% 12/01/2043 Callable @ 100.000 12/01/2032	1,335,000	1,370,257
Montana Board of Housing 4.375% 12/01/2038 Callable @ 100.000 12/01/2032	405,000	411,521
Montana Board of Housing 4.600% 12/01/2043 Callable @ 100.000 12/01/2032	1,000,000	1,009,810
Montana Board of Housing 4.850% 12/01/2048 Callable @ 100.000 12/01/2032	500,000	504,175
Montana Board of Housing 3.950% 12/01/2039 Callable @ 100.000 06/01/2033	1,000,000	1,003,160
Montana Board of Housing 4.450% 12/01/2044 Callable @ 100.000 06/01/2033	1,000,000	1,004,280
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	455,000	439,630
		8,315,995
Other Revenue (12.6%)
City of Billings MT 5.500% 07/01/2026	10,000	9,995
City of Billings MT 4.375% 07/01/2029	455,000	455,805
*City of Billings MT 5.000% 07/01/2033	900,000	901,512
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	715,006
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	392,765
City of Billings MT 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	700,000	759,458
#City of Billings MT 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	300,000	325,521
#City of Billings MT 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	270,531
Gallatin County Rural Improvement District 5.500% 07/01/2025	90,000	89,852
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,950
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	853,727
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	530,690
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	520,879
*Madison County Rural Improvement District 6.000% 07/01/2030	640,000	641,248
City of Missoula MT 4.750% 07/01/2027	45,000	44,690
City of Missoula MT 6.000% 07/01/2030	120,000	120,056
		7,633,685
Pre-Refunded (1.9%)
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	716,534
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	442,495
		1,159,029
Transportation (1.9%)
Missoula Parking Commission 4.000% 10/01/2026	835,000	835,626
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	104,089
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	240,000	240,372
		1,180,087
Utilities (4.5%)
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,423,688
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	215,032
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	224,867
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	252,360
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	618,768
		2,734,715

TOTAL MUNICPAL BONDS (COST: $59,337,894)		$59,344,725
OTHER ASSETS LESS LIABILITIES (2.3%)		$1,367,817
NET ASSETS (100.0%)		$60,712,542

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
#	When-issued purchase as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 7

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (100.0%)

Education (12.9%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2035 Callable @ 100.000 04/01/2025	530,000	$507,136
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	503,455
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	163,856
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	161,314
#State Board of Higher Education of the State of North Dakota 5.000% 05/01/2049 Callable @ 100.000 05/01/2033	750,000	797,595
#UND Alumni Association & Foundation 5.000% 05/01/49 Callable @ 100.000 05/01/2034	500,000	529,970
		2,663,326
General Obligation (42.4%)
Cass County Joint Water Resource District 3.450% 04/01/2027 Callable @ 100.000 01/01/2026	1,000,000	1,001,310
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	404,028
Fairmont Public School District No 18 4.250% 08/01/2043 Callable @ 100.000 08/01/2031	260,000	263,773
City of Fargo ND 5.000% 05/01/2045 Callable @ 100.000 05/01/2033	500,000	544,370
Fargo Park District 5.000% 05/01/2036 Callable @ 100.000 05/01/2031	750,000	833,737
City of Grand Forks ND 5.000% 12/01/2036 Callable @ 100.000 12/01/2033	905,000	1,044,705
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	241,958
City of Horace ND 4.250% 05/01/2035	340,000	340,201
City of Horace ND 5.000% 05/01/2039 Callable @ 100.000 05/01/2033	650,000	678,132
#City of Horace ND 4.850% 08/01/2026 Callable @ 100.000 08/01/2025	400,000	400,000
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	943,880
Stanley Public School District No 2 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	685,000	694,611
Valley City Park District 4.800% 01/01/2035 Callable @ 100.000 01/01/2030	175,000	182,696
Valley City Park District 5.400% 01/01/2043 Callable @ 100.000 01/01/2030	200,000	210,176
Wahpeton Public School District No 37 4.000% 08/01/2040 Callable @ 100.000 08/01/2031	250,000	251,515
Wahpeton Public School District No 37 4.000% 08/01/2043 Callable @ 100.000 08/01/2031	285,000	285,690
City of Williston ND 4.000% 05/01/2035	200,000	200,046
City of Williston ND 4.000% 05/01/2038	230,000	230,140
		8,750,968
Health Care (17.1%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	204,914
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	227,745
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	470,334
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	597,660
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,257,247
City of Grand Forks ND 5.000% 12/01/2037 Callable @ 100.000 12/01/2027	130,000	132,642
City of Grand Forks ND 5.125% 12/01/2025	250,000	249,045
City of Grand Forks ND 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	345,422
City of Langdon ND 6.200% 01/01/2025	35,000	34,988
		3,519,997
Housing (12.4%)
*North Dakota Housing Finance Agency 4.650% 07/01/2038 Callable @ 100.000 01/01/2033	1,000,000	1,053,700
North Dakota Housing Finance Agency 4.550% 07/01/2044 Callable @ 100.000 07/01/2033	500,000	500,580
North Dakota Housing Finance Agency 4.650% 07/01/2044 Callable @ 100.000 07/01/2033	1,000,000	1,006,240
		2,560,520
Other Revenue (9.4%)
Jamestown Park District/ND 4.000% 07/01/2033	290,000	290,072
Mandan Park District 4.625% 05/01/2040 Callable @ 100.000 05/01/2030	280,000	282,758
Mandan Park District 4.750% 05/01/2043 Callable @ 100.000 05/01/2030	165,000	165,111
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	423,812
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,271
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	400,448
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	132,527
		1,934,999
Utilities (5.8%)
Cass Rural Water Users District 4.170% 05/01/2035 Callable @ 100.000 05/01/2030	815,000	828,814
Cass Rural Water Users District 4.375% 05/01/2038 Callable @ 100.000 05/01/2030	365,000	371,665
		1,200,479

TOTAL MUNICIPAL BONDS (COST: $20,542,081)		$20,630,289
OTHER ASSETS LESS LIABILITIES (0.0%)		$1,154
NET ASSETS (100.0%)		$20,631,443

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#	When-issued purchase as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 8

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Statements of Assets and Liabilities – July 31, 2024

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$58,501,555	$8,334,007	$32,113,280

Investments in securities, at value	$57,891,473	$8,169,830	$32,475,966
Cash and cash equivalents	835,481	305,523	738,060
Receivable for Fund shares sold	–	–	67
Accrued interest receivable	905,136	82,256	201,516
Receivable from affiliate	11,104	5,125	7,844
Prepaid expenses	75	12	–
Total assets	$59,643,269	$8,562,746	$33,423,453

LIABILITIES
Payable for securities purchased	$657,813	$–	$612,169
Payable for Fund shares redeemed	40,309	2,214	35,193
Distributions payable	18,776	2,497	9,372
Trustees’ fees payable	3,840	614	2,046
Payable to affiliates	53,409	11,060	31,140
Accrued expenses	36,760	2,626	18,373
Total liabilities	$810,907	$19,011	$708,293

NET ASSETS	$58,832,362	$8,543,735	$32,715,160

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$64,980,653	$9,949,819	$37,642,409
Distributable earnings (accumulated losses)	(6,148,291)	(1,406,084)	(4,927,249)

NET ASSETS	$58,832,362	$8,543,735	$32,715,160

Net Assets – Class A	$52,202,488	$8,421,072	$29,749,215
Net Assets – Class I	$6,629,874	$122,663	$2,965,945
Shares outstanding – Class A	5,381,029	884,879	3,172,251
Shares outstanding – Class I	683,076	12,879	316,394
Net asset value per share – Class A*	$9.70	$9.52	$9.38
Maximum sales charge – Class A	2.50%	2.50%	2.50%
Public offering price per share – Class A	$9.95	$9.76	$9.62
Net asset value per share – Class I	$9.71	$9.52	$9.37

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 9

Statements of Assets and Liabilities – July 31, 2024

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$42,405,601	$59,337,894	$20,542,081

Investments in securities, at value	$42,906,212	$59,344,725	$20,630,289
Cash and cash equivalents	1,659,612	1,788,992	1,571,133
Receivable for Fund shares sold	–	38	–
Accrued interest receivable	519,294	311,123	193,113
Receivable from affiliate	9,347	10,658	6,347
Total assets	$45,094,465	$61,455,536	$22,400,882

LIABILITIES
Payable for securities purchased	$–	$593,438	$1,727,355
Payable for Fund shares redeemed	41,550	33,341	4,444
Distributions payable	8,145	28,037	5,207
Trustees’ fees payable	3,141	3,939	1,408
Payable to affiliates	42,289	53,913	21,511
Accrued expenses	23,983	30,326	9,514
Total liabilities	$119,108	$742,994	$1,769,439

NET ASSETS	$44,975,357	$60,712,542	$20,631,443

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$51,378,751	$69,678,595	$24,587,411
Distributable earnings (accumulated losses)	(6,403,394)	(8,966,053)	(3,955,968)

NET ASSETS	$44,975,357	$60,712,542	$20,631,443

Net Assets – Class A	$42,700,148	$50,465,800	$19,274,395
Net Assets – Class I	$2,275,209	$10,246,742	$1,357,048
Shares outstanding – Class A	4,031,026	5,516,751	2,143,691
Shares outstanding – Class I	214,615	1,120,181	150,873
Net asset value per share – Class A*	$10.59	$9.15	$8.99
Maximum sales charge – Class A	2.50%	2.50%	2.50%
Public offering price per share – Class A	$10.86	$9.38	$9.22
Net asset value per share – Class I	$10.60	$9.15	$8.99

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 10

Statements of Operations – For the year ended July 31, 2024

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,167,487	$379,600	$1,299,564
Total investment income	$2,167,487	$379,600	$1,299,564

EXPENSES
Investment advisory fees	$304,512	$51,833	$171,996
Distribution (12b-1) fees – Class A	134,472	25,364	77,725
Transfer agent fees	79,100	18,457	47,296
Administrative service fees	121,362	50,612	84,258
Professional fees	20,690	3,373	12,860
Reports to shareholders	8,661	302	1,769
License, fees, and registrations	1,590	2,892	2,568
Audit fees	9,868	1,603	5,421
Trustees’ fees	6,676	1,074	4,142
Transfer agent out-of-pockets	4,910	1,016	2,418
Custodian fees	610	305	610
Legal fees	7,585	1,661	5,538
Insurance expense	1,160	191	1,007
Total expenses	$701,196	$158,683	$417,608
Less expenses waived or reimbursed (See Note 7)	(122,198)	(57,713)	(88,798)
Total net expenses	$578,998	$100,970	$328,810

NET INVESTMENT INCOME (LOSS)	$1,588,489	$278,630	$970,754

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,418,676)	$(522,388)	$(1,766,043)
Net change in unrealized appreciation (depreciation) of investments	1,107,911	523,179	1,385,521
Net realized and unrealized gain (loss) on investments	$(310,765)	$791	$(380,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,277,724	$279,421	$590,232

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 11

Statements of Operations – For the year ended July 31, 2024

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,833,866	$2,376,594	$799,719
Total investment income	$1,833,866	$2,376,594	$799,719

EXPENSES
Investment advisory fees	$245,390	$321,790	$109,779
Distribution (12b-1) fees – Class A	114,691	133,764	51,260
Transfer agent fees	64,911	83,247	32,364
Administrative service fees	104,808	126,200	66,837
Professional fees	15,822	20,944	7,614
Reports to shareholders	977	2,845	1,758
License, fees, and registrations	1,931	3,944	917
Audit fees	7,641	9,051	3,395
Trustees’ fees	5,631	7,057	2,558
Transfer agent out-of-pockets	2,376	3,844	1,026
Custodian fees	610	610	305
Legal fees	6,680	8,510	2,932
Insurance expense	1,168	1,421	560
Total expenses	$572,636	$723,227	$281,305
Less expenses waived or reimbursed (See Note 7)	(99,757)	(119,811)	(69,819)
Total net expenses	$472,879	$603,416	$211,486

NET INVESTMENT INCOME (LOSS)	$1,360,987	$1,773,178	$588,233

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(2,061,584)	$(1,136,220)	$(2,108,337)
Net change in unrealized appreciation (depreciation) of investments	1,685,522	674,698	1,741,216
Net realized and unrealized gain (loss) on investments	$(376,062)	$(461,522)	$(367,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$984,925	$1,311,656	$221,112

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 12

Statements of Changes in Net Assets – For the year ended July 31, 2024

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,588,489	$278,630	$970,754
Net realized gain (loss) from investment transactions	(1,418,676)	(522,388)	(1,766,043)
Net change in unrealized appreciation (depreciation) of investments	1,107,911	523,179	1,385,521
Net increase (decrease) in net assets resulting from operations	$1,277,724	$279,421	$590,232

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,384,581)	$(272,093)	$(870,091)
Distributions – Class I	(200,706)	(6,354)	(100,668)
Total distributions	$(1,585,287)	$(278,447)	$(970,759)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$4,580,837	$2,239,131	$1,431,857
Proceeds from sale of shares – Class I	1,355,397	85,426	472,715
Proceeds from reinvested dividends – Class A	1,252,547	235,118	763,613
Proceeds from reinvested dividends – Class I	106,170	5,686	95,371
Cost of shares redeemed – Class A	(8,988,840)	(3,872,822)	(5,293,943)
Cost of shares redeemed – Class I	(2,597,563)	(485,032)	(1,257,565)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,291,452)	$(1,792,493)	$(3,787,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,599,015)	$(1,791,519)	$(4,168,479)
NET ASSETS, BEGINNING OF PERIOD	63,431,377	10,335,254	36,883,639
NET ASSETS, END OF PERIOD	$58,832,362	$8,543,735	$32,715,160

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 13

Statements of Changes in Net Assets – For the year ended July 31, 2024

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,360,987	$1,773,178	$588,233
Net realized gain (loss) from investment transactions	(2,061,584)	(1,136,220)	(2,108,337)
Net change in unrealized appreciation (depreciation) of investments	1,685,522	674,698	1,741,216
Net increase (decrease) in net assets resulting from operations	$984,925	$1,311,656	$221,112

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,264,029)	$(1,449,776)	$(545,000)
Distributions – Class I	(95,906)	(321,226)	(42,241)
Total distributions	$(1,359,935)	$(1,771,002)	$(587,241)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$1,525,226	$6,628,957	$1,456,920
Proceeds from sale of shares – Class I	507,054	1,602,421	237,716
Proceeds from reinvested dividends – Class A	1,205,358	1,237,759	485,112
Proceeds from reinvested dividends – Class I	51,667	220,754	37,565
Cost of shares redeemed – Class A	(11,016,639)	(11,937,774)	(4,873,610)
Cost of shares redeemed – Class I	(1,580,671)	(3,092,740)	(388,799)
Net increase (decrease) in net assets resulting from capital share transactions	$(9,308,005)	$(5,340,623)	$(3,045,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,683,015)	$(5,799,969)	$(3,411,225)
NET ASSETS, BEGINNING OF PERIOD	54,658,372	66,512,511	24,042,668
NET ASSETS, END OF PERIOD	$44,975,357	$60,712,542	$20,631,443

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 14

Statements of Changes in Net Assets – For the year ended July 31, 2023

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,452,870	$230,499	$876,861
Net realized gain (loss) from investment transactions	(2,717,925)	(216,330)	(2,090,598)
Net change in unrealized appreciation (depreciation) of investments	(252,005)	(224,837)	375,245
Net increase (decrease) in net assets resulting from operations	$(1,517,060)	$(210,668)	$(838,492)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,253,336)	$(217,336)	$(803,106)
Distributions – Class I	(196,137)	(13,013)	(73,641)
Total distributions	$(1,449,473)	$(230,349)	$(876,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$4,249,058	$382,599	$3,682,600
Proceeds from sale of shares – Class I	1,726,976	33,600	2,061,042
Proceeds from reinvested dividends – Class A	1,118,537	185,993	714,865
Proceeds from reinvested dividends – Class I	107,385	9,058	67,316
Cost of shares redeemed – Class A	(8,026,129)	(1,240,456)	(19,396,160)
Cost of shares redeemed – Class I	(4,036,955)	(104,378)	(830,263)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,861,128)	$(733,584)	$(13,700,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,827,661)	$(1,174,601)	$(15,415,839)
NET ASSETS, BEGINNING OF PERIOD	71,259,038	11,509,855	52,299,478
NET ASSETS, END OF PERIOD	$63,431,377	$10,335,254	$36,883,639

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 15

Statements of Changes in Net Assets – For the year ended July 31, 2023

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,246,852	$1,679,884	$541,992
Net realized gain (loss) from investment transactions	(2,772,575)	(2,794,690)	(816,326)
Net change in unrealized appreciation (depreciation) of investments	487,683	219,231	(405,930)
Net increase (decrease) in net assets resulting from operations	$(1,038,040)	$(895,575)	$(680,264)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,168,698)	$(1,347,141)	$(505,408)
Distributions - Class I	(76,912)	(330,337)	(35,641)
Total distributions	$(1,245,610)	$(1,677,478)	$(541,049)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$1,396,520	$5,115,925	$2,847,017
Proceeds from sale of shares – Class I	1,409,014	3,585,099	27,666
Proceeds from reinvested dividends – Class A	1,089,998	1,214,038	447,056
Proceeds from reinvested dividends – Class I	44,853	192,210	30,991
Cost of shares redeemed – Class A	(10,382,143)	(14,694,237)	(7,049,540)
Cost of shares redeemed – Class I	(1,233,673)	(7,460,667)	(129,054)
Net increase (decrease) in net assets resulting from capital share transactions	$(7,675,431)	$(12,047,632)	$(3,825,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,959,081)	$(14,620,685)	$(5,047,177)
NET ASSETS, BEGINNING OF PERIOD	64,617,453	81,133,196	29,089,845
NET ASSETS, END OF PERIOD	$54,658,372	$66,512,511	$24,042,668

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 16

Notes to Financial Statements

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $200,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2024, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Viking Mutual Funds | July 31, 2024 Page 17

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2024:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$–	$57,891,473	$–	$57,891,473
	Total	$–	$57,891,473	$–	$57,891,473

ME Muni Fund	Municipal Bonds	$–	$8,169,830	$–	$8,169,830
	Total	$–	$8,169,830	$–	$8,169,830

NE Muni Fund	Municipal Bonds	$–	$32,475,966	$–	$32,475,966
	Total	$–	$32,475,966	$–	$32,475,966

OK Muni Fund	Municipal Bonds	$–	$42,906,212	$–	$42,906,212
	Total	$–	$42,906,212	$–	$42,906,212

Tax-Free Fund for MT	Municipal Bonds	$–	$59,344,725	$–	$59,344,725
	Total	$–	$59,344,725	$–	$59,344,725

Tax-Free Fund for ND	Municipal Bonds	$–	$20,630,289	$–	$20,630,289
	Total	$–	$20,630,289	$–	$20,630,289

The Funds did not hold any Level 3 assets during the year ended July 31, 2024.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2024, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$17,485,666	$6,831,127	$27,038,205	$33,304,590	$20,183,271	$12,167,249
Sales	$22,220,964	$7,706,725	$29,852,497	$43,513,085	$25,858,971	$14,538,853

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NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2024:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	474,622	233,219	152,556	144,178	733,029	162,427
Shares issued from reinvestments	129,956	24,827	81,675	114,635	136,089	54,034
Shares redeemed	(930,720)	(407,788)	(566,758)	(1,053,955)	(1,308,655)	(548,837)
Net increase (decrease)	(326,142)	(149,742)	(332,527)	(795,142)	(439,537)	(332,376)

Class I
Shares sold	141,598	8,879	50,330	47,263	174,704	26,032
Shares issued from reinvestments	11,014	603	10,208	4,907	24,271	4,184
Shares redeemed	(269,066)	(51,054)	(134,548)	(149,463)	(337,967)	(42,960)
Net increase (decrease)	(116,454)	(41,572)	(74,010)	(97,293)	(138,992)	(12,744)

Year Ended 7/31/2023:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	436,507	40,012	398,480	132,583	553,563	313,404
Shares issued from reinvestments	114,994	19,651	75,749	103,122	132,260	49,240
Shares redeemed	(824,350)	(130,655)	(2,043,461)	(981,562)	(1,601,157)	(774,308)
Net increase (decrease)	(272,849)	(70,992)	(1,569,232)	(745,857)	(915,334)	(411,664)

Class I
Shares sold	177,362	3,478	215,125	132,262	388,229	3,033
Shares issued from reinvestments	11,042	957	7,134	4,240	20,920	3,412
Shares redeemed	(415,247)	(10,947)	(88,758)	(116,135)	(808,560)	(14,250)
Net increase (decrease)	(226,843)	(6,512)	133,501	20,367	(399,411)	(7,805)

NOTE 6: Income Tax Information

At July 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$58,502,182	$8,333,883	$32,113,129	$42,402,841	$59,332,843	$20,554,481
Unrealized appreciation	$621,464	$151,811	$600,521	$676,175	$577,683	$307,724
Unrealized depreciation	(1,232,173)	(315,864)	(237,684)	(172,804)	(565,801)	(231,916)
Net unrealized appreciation/ (depreciation)*	$(610,709)	$(164,053)	$362,837	$503,371	$11,882	$75,808

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount and the tax deferral of losses on wash sales.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/24:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt Income	$1,565,459	$270,721	$956,698	$1,349,433	$1,746,890	$581,255
Taxable Income	21,399	8,520	13,185	11,429	15,603	6,804
Total Income	$1,586,858	$279,241	$969,883	$1,360,862	$1,762,493	$588,059

Year ended 7/31/23:
Tax-exempt Income	$1,428,595	$212,911	$863,940	$1,226,095	$1,653,189	$529,947
Taxable Income	12,308	16,767	13,164	16,980	16,048	10,797
Total Income	$1,440,903	$229,678	$877,104	$1,243,075	$1,669,237	$540,744

Viking Mutual Funds | July 31, 2024 Page 19

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$18,782	$2,530	$9,368	$8,153	$28,147	$5,178
Distributions payable	(18,776)	(2,497)	(9,372)	(8,145)	(28,037)	(5,207)
Accumulated capital and other losses	(5,537,588)	(1,242,064)	(5,290,082)	(6,906,773)	(8,978,045)	(4,031,747)
Unrealized appreciation/ (depreciation)*	(610,709)	(164,053)	362,837	503,371	11,882	75,808
Total accumulated earnings/(deficit)	$(6,148,291)	$(1,406,084)	$(4,927,249)	$(6,403,394)	$(8,966,053)	$(3,955,968)

The Funds’ capital loss carryforward amounts as of July 31, 2024 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,279,253	$476,250	$1,263,891	$1,510,535	$3,144,364	$877,291
Non-expiring L-T losses	4,258,335	765,814	4,026,191	5,396,238	5,833,681	3,154,456
Total	$5,537,588	$1,242,064	$5,290,082	$6,906,773	$8,978,045	$4,031,747
Capital loss carryforward utilized	$0	$0	$0	$0	$0	$0

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2024.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2024 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2024, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2024			Payable 7/31/2024
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$304,512	$122,198	$0	$25,113	$11,104	$0
ME Muni Fund	$51,833	$51,833	$5,880	$3,632	$3,632	$1,493
NE Muni Fund	$171,996	$88,798	$0	$13,912	$7,844	$0
OK Muni Fund	$245,390	$99,757	$0	$19,308	$9,347	$0
Tax-Free Fund for MT	$321,790	$119,811	$0	$25,921	$10,658	$0
Tax-Free Fund for ND	$109,779	$69,819	$0	$8,788	$6,347	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of July 31, 2024, the following amounts are available to be repaid to VFM.

	7/31/2025 Amount	7/31/2026 Amount	07/31/2027 Amount	Total
KS Muni Fund	$129,582	$125,158	$122,198	$376,938
ME Muni Fund	$62,715	$58,758	$57,713	$179,186
NE Muni Fund	$107,280	$100,193	$88,798	$296,271
OK Muni Fund	$128,239	$115,141	$99,757	$343,137
Tax-Free Fund for MT	$143,955	$133,646	$119,811	$397,412
Tax Free Fund for ND	$79,832	$76,459	$69,819	$226,110

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IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2024			Payable 7/31/2024
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$26,008	$2,000	$134,472	$11,150
ME Muni Fund - A	$2,001	$23,561	$25,364	$1,790
NE Muni Fund - A	$6,578	$0	$77,725	$6,313
OK Muni Fund - A	$6,168	$0	$114,691	$9,170
Tax-Free Fund for MT - A	$12,189	$0	$133,764	$10,732
Tax-Free Fund for ND - A	$192	$1,873	$51,260	$4,109

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/31/2024		Payable 7/31/2024
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$84,010	$121,362	$7,057	$10,089
ME Muni Fund	$19,473	$50,612	$1,564	$4,074
NE Muni Fund	$49,714	$84,258	$3,962	$6,953
OK Muni Fund	$67,287	$104,808	$5,347	$8,464
Tax-Free Fund for MT	$87,091	$126,200	$6,945	$10,315
Tax-Free Fund for ND	$33,390	$66,837	$3,096	$5,518

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Viking Mutual Funds | July 31, 2024 Page 21

Financial Highlights

Kansas Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.75	$10.17	$11.08	$11.15	$10.83

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.25	$0.22	$0.18	$0.19	$0.23
Net realized and unrealized gain (loss) on investments(2)	(0.05)	(0.42)	(0.91)	(0.07)	0.32
Total from investment operations	$0.20	$(0.20)	$(0.73)	$0.12	$0.55

Dividends from net investment income	$(0.25)	$(0.22)	$(0.18)	$(0.19)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$9.70	$9.75	$10.17	$11.08	$11.15

Total Return (excludes any applicable sales charge)	2.09%	(1.98%)	(6.62%)	1.05%	5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$52,202	$55,633	$60,816	$70,686	$63,309
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.18%	1.17%	1.15%	1.15%	1.17%
Ratio of net investment income to average net assets(3)	2.59%	2.21%	1.75%	1.67%	2.06%
Portfolio turnover rate	29.19%	33.60%	15.28%	4.30%	15.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 22

Kansas Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.75	$10.17	$11.08	$11.15	$10.83

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.27	$0.24	$0.20	$0.21	$0.25
Net realized and unrealized gain (loss) on investments(2)	(0.04)	(0.42)	(0.91)	(0.07)	0.32
Total from investment operations	$0.23	$(0.18)	$(0.71)	$0.14	$0.57

Dividends from net investment income	$(0.27)	$(0.24)	$(0.20)	$(0.21)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$9.71	$9.75	$10.17	$11.08	$11.15

Total Return (excludes any applicable sales charge)	2.45%	(1.74%)	(6.38%)	1.30%	5.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,630	$7,798	$10,443	$10,503	$6,756
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.93%	0.92%	0.90%	0.90%	0.92%
Ratio of net investment income to average net assets(3)	2.84%	2.46%	1.97%	1.92%	2.31%
Portfolio turnover rate	29.19%	33.60%	15.28%	4.30%	15.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 23

Maine Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.49	$9.87	$10.89	$10.97	$10.85

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.25	$0.21	$0.18	$0.19	$0.21
Net realized and unrealized gain (loss) on investments(2)	0.03	(0.38)	(1.02)	(0.08)	0.12
Total from investment operations	$0.28	$(0.17)	$(0.84)	$0.11	$0.33

Dividends from net investment income	$(0.25)	$(0.21)	$(0.18)	$(0.19)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$9.52	$9.49	$9.87	$10.89	$10.97

Total Return (excludes any applicable sales charge)	3.05%	(1.74%)	(7.74%)	1.00%	3.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$8,421	$9,818	$10,908	$13,477	$14,573
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.54%	1.53%	1.46%	1.40%	1.40%
Ratio of net investment income to average net assets(3)	2.69%	2.16%	1.76%	1.73%	1.94%
Portfolio turnover rate	69.10%	0.00%	9.66%	15.80%	22.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 24

Maine Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.49	$9.87	$10.89	$10.98	$10.85

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.28	$0.23	$0.21	$0.22	$0.24
Net realized and unrealized gain (loss) on investments(2)	0.03	(0.38)	(1.02)	(0.09)	0.13
Total from investment operations	$0.31	$(0.15)	$(0.81)	$0.13	$0.37

Dividends from net investment income	$(0.28)	$(0.23)	$(0.21)	$(0.22)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.52	$9.49	$9.87	$10.89	$10.98

Total Return (excludes any applicable sales charge)	3.30%	(1.50%)	(7.52%)	1.16%	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$123	$517	$602	$973	$1,063
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.29%	1.28%	1.21%	1.15%	1.15%
Ratio of net investment income to average net assets(3)	2.94%	2.41%	2.01%	1.98%	2.19%
Portfolio turnover rate	69.10%	0.00%	9.66%	15.80%	22.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

  The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 25

Nebraska Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.47	$9.81	$10.64	$10.77	$10.58

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.26	$0.19	$0.15	$0.17	$0.21
Net realized and unrealized gain (loss) on investments(2)	(0.09)	(0.34)	(0.83)	(0.13)	0.19
Total from investment operations	$0.17	$(0.15)	$(0.68)	$0.04	$0.40

Dividends from net investment income	$(0.26)	$(0.19)	$(0.15)	$(0.17)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$9.38	$9.47	$9.81	$10.64	$10.77

Total Return (excludes any applicable sales charge)	1.87%	(1.56%)	(6.39%)	0.38%	3.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$29,749	$33,188	$49,780	$55,363	$51,557
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.24%	1.20%	1.17%	1.18%	1.19%
Ratio of net investment income to average net assets(3)	2.81%	1.93%	1.51%	1.59%	1.96%
Portfolio turnover rate	79.45%	19.33%	26.33%	8.21%	13.06%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 26

Nebraska Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.47	$9.81	$10.63	$10.76	$10.57

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.21	$0.18	$0.20	$0.23
Net realized and unrealized gain (loss) on investments(2)	(0.10)	(0.34)	(0.82)	(0.13)	0.19
Total from investment operations	$0.19	$(0.13)	$(0.64)	$0.07	$0.42

Dividends from net investment income	$(0.29)	$(0.21)	$(0.18)	$(0.20)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$9.37	$9.47	$9.81	$10.63	$10.76

Total Return (excludes any applicable sales charge)	2.02%	(1.32%)	(6.07%)	0.63%	4.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,966	$3,695	$2,520	$2,495	$1,660
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.99%	0.95%	0.92%	0.93%	0.94%
Ratio of net investment income to average net assets(3)	3.06%	2.18%	1.76%	1.84%	2.21%
Portfolio turnover rate	79.45%	19.33%	26.33%	8.21%	13.06%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 27

Oklahoma Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$11.02	$12.14	$12.08	$11.86

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.23	$0.17	$0.18	$0.24
Net realized and unrealized gain (loss) on investments(2)	(0.05)	(0.38)	(1.12)	0.06	0.22
Total from investment operations	$0.24	$(0.15)	$(0.95)	$0.24	$0.46

Dividends from net investment income	$(0.29)	$(0.23)	$(0.17)	$(0.18)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$10.59	$10.64	$11.02	$12.14	$12.08

Total Return (excludes any applicable sales charge)	2.33%	(1.34%)	(7.88%)	2.03%	3.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$42,700	$51,337	$61,402	$77,021	$62,321
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.18%	1.18%	1.15%	1.14%	1.17%
Ratio of net investment income to average net assets(3)	2.77%	2.16%	1.45%	1.51%	1.99%
Portfolio turnover rate	69.12%	22.50%	38.98%	11.13%	13.69%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 28

Oklahoma Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$10.65	$11.03	$12.15	$12.09	$11.87

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.32	$0.26	$0.20	$0.21	$0.27
Net realized and unrealized gain (loss) on investments(2)	(0.05)	(0.38)	(1.12)	0.06	0.22
Total from investment operations	$0.27	$(0.12)	$(0.92)	$0.27	$0.49

Dividends from net investment income	$(0.32)	$(0.26)	$(0.20)	$(0.21)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.60	$10.65	$11.03	$12.15	$12.09

Total Return (excludes any applicable sales charge)	2.59%	(1.09%)	(7.64%)	2.29%	4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,275	$3,321	$3,216	$4,970	$4,799
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.93%	0.93%	0.90%	0.89%	0.92%
Ratio of net investment income to average net assets(3)	3.02%	2.41%	1.70%	1.76%	2.25%
Portfolio turnover rate	69.12%	22.50%	38.98%	11.13%	13.69%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 29

Viking Tax-Free Fund for Montana, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$9.51	$10.34	$10.35	$10.18

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.25	$0.22	$0.17	$0.17	$0.22
Net realized and unrealized gain (loss) on investments(2)	(0.07)	(0.29)	(0.83)	(0.01)	0.17
Total from investment operations	$0.18	$(0.07)	$(0.66)	$0.16	$0.39

Dividends from net investment income	$(0.25)	$(0.22)	$(0.17)	$(0.17)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$9.15	$9.22	$9.51	$10.34	$10.35

Total Return (excludes any applicable sales charge)	1.98%	(0.76%)	(6.46%)	1.57%	3.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$50,466	$54,906	$65,357	$79,710	$72,738
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.17%	1.14%	1.13%	1.15%
Ratio of net investment income to average net assets(3)	2.72%	2.33%	1.68%	1.65%	2.15%
Portfolio turnover rate	31.96%	16.20%	26.78%	12.00%	10.52%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 30

Viking Tax-Free Fund for Montana, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$9.51	$10.34	$10.35	$10.18

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.27	$0.24	$0.19	$0.20	$0.25
Net realized and unrealized gain (loss) on investments(2)	(0.07)	(0.29)	(0.83)	(0.01)	0.17
Total from investment operations	$0.20	$(0.05)	$(0.64)	$0.19	$0.42

Dividends from net investment income	$(0.27)	$(0.24)	$(0.19)	$(0.20)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$9.15	$9.22	$9.51	$10.34	$10.35

Total Return (excludes any applicable sales charge)	2.23%	(0.51%)	(6.21%)	1.82%	4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,247	$11,607	$15,776	$18,055	$13,456
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.92%	0.92%	0.89%	0.88%	0.90%
Ratio of net investment income to average net assets(3)	2.97%	2.58%	1.93%	1.90%	2.40%
Portfolio turnover rate	31.96%	16.20%	26.78%	12.00%	10.52%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 31

Viking Tax-Free Fund for North Dakota, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.11	$9.51	$10.36	$10.39	$10.31

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.24	$0.19	$0.16	$0.19	$0.23
Net realized and unrealized gain (loss) on investments(2)	(0.12)	(0.40)	(0.85)	(0.03)	0.08
Total from investment operations	$0.12	$(0.21)	$(0.69)	$0.16	$0.31

Dividends from net investment income	$(0.24)	$(0.19)	$(0.16)	$(0.19)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$8.99	$9.11	$9.51	$10.36	$10.39

Total Return (excludes any applicable sales charge)	1.35%	(2.18%)	(6.70%)	1.57%	3.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$19,274	$22,552	$27,459	$30,747	$28,719
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.30%	1.28%	1.23%	1.24%	1.26%
Ratio of net investment income to average net assets(3)	2.67%	2.08%	1.63%	1.85%	2.25%
Portfolio turnover rate	55.91%	12.19%	22.82%	22.02%	21.95%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2024 Page 32

Viking Tax-Free Fund for North Dakota, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$9.11	$9.51	$10.36	$10.39	$10.32

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.26	$0.21	$0.19	$0.22	$0.26
Net realized and unrealized gain (loss) on investments(2)	(0.12)	(0.40)	(0.85)	(0.03)	0.07
Total from investment operations	$0.14	$(0.19)	$(0.66)	$0.19	$0.33

Dividends from net investment income	$(0.26)	$(0.21)	$(0.19)	$(0.22)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$8.99	$9.11	$9.51	$10.36	$10.39

Total Return (excludes any applicable sales charge)	1.61%	(1.94%)	(6.46%)	1.83%	3.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,357	$1,491	$1,631	$2,069	$2,150
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.05%	1.03%	0.98%	0.99%	1.01%
Ratio of net investment income to average net assets(3)	2.92%	2.33%	1.88%	2.10%	2.50%
Portfolio turnover rate	55.91%	12.19%	22.82%	22.02%	21.95%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

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Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of January As of July 31, 2024, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of Viking Mutual Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and The Integrity Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2024, the aggregate remuneration paid by the Trust to the Independent Trustees was $26,280. In addition, for the fiscal year ended July 31, 2024, Brent M. Wheeler was paid by the Trust an aggregate amount of $33,560 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

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Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed and attached hereto.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

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Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

October 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
President

October 9, 2024

By:	/s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

October 9, 2024

Viking Mutual Funds | July 31, 2024 Page 36